                                   UAM FUNDS
                       Funds for the Informed Investor sm

                            Clipper Focus Portfolio

                           Institutional Class Shares

                       Supplement dated December 28, 2000
                    to the Prospectus dated August 28, 2000

   Under the section titled "Investment Management-Investment Adviser," the following should be added: "United Asset Management Corporation is a wholly-owned subsidiary of Old Mutual plc., a United Kingdom based financial services group."

                                   UAM Fund

                            Clipper Focus Portfolio

                          Institutional Class Shares

                      Supplement dated December 28, 2000
       to the Statement of Additional Information dated August 28, 2000


     The following disclosure replaces the information in the Statement of Additional Information under the section "Investment Policies of the Fund":

     The following limitations are fundamental, which means the Fund cannot change them without approval by the vote of a majority of the outstanding voting securities of the Fund, as defined by the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund will determine investment limitation percentages (with the exception of a limitation relating to borrowing) immediately after and as a result of its acquisition of such security or other asset. Accordingly, the Fund will not consider changes in values, net assets or other circumstances when determining whether the investment complies with its investment limitations. The Fund will not:

     . Borrow money, except to the extent permitted by applicable law, as amended and interpreted or modified from time to time by any regulatory authority having jurisdiction and the guidelines set forth in the Fund's prospectus and statement of additional information as they may be amended from time to time.

     . Issue senior securities, except to the extent permitted by applicable law, as amended and interpreted or modified from time to time by any regulatory authority having jurisdiction.

     . Underwrite securities of other issuers, except insofar as the Fund may technically be deemed to be an underwriter under the Securities Act of 1933 in connection with the purchase or sale of its portfolio securities.

     . Concentrate its investments in the securities of one or more issuers conducting their principal business activities in the same industry (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities).

     . Purchase or sell real estate, except (1) to the extent permitted by applicable law, as amended and interpreted or modified from time to time by any regulatory authority having jurisdiction, (2) that the Fund may invest in, securities of issuers that deal or invest in real estate and (3) that the Fund may purchase securities secured by real estate or interests therein.

     . Purchase or sell commodities or contracts on commodities except that the Fund may engage in financial futures contracts and related options and currency contracts and related options and may otherwise do so in accordance with applicable law and without registering as a commodity pool operator under the Commodity Exchange Act.

     . Make loans to other persons, except that the Fund may lend its portfolio securities in accordance with applicable law, as amended and interpreted or modified from time to time by any regulatory authority having jurisdiction and the guidelines set forth in the Fund's prospectus and statement of additional information as they may be amended from time to time. The acquisition of investment securities or other investment instruments shall not be deemed to be the making of a loan.

The section titled "Borrowing" is hereby deleted and the following is hereby inserted immediately after the section "Investment Policies of the Fund":

   The following limitations are non-fundamental, which means the portfolio may change them without shareholder approval.

   . The Fund may not borrow money, except that (1) the Fund may borrow from banks (as defined in the 1940 Act) or enter into reverse repurchase agreements, in amounts up to 33 1/3% of its total assets (including the amount borrowed), (2) the Fund may borrow up to an additional 5% of its total assets for temporary purposes, (3) the Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities, and (4) the Fund may purchase securities on margin and engage in short sales to the extent permitted by applicable law.

          Notwithstanding the investment restriction above, the Fund may not borrow amounts in excess of 33 1/3% of its total assets, taken at market value, and then only from banks as a temporary measure for extraordinary or emergency purposes such as the redemption of Fund shares. The Fund will not purchase securities while borrowings are outstanding except to exercise prior commitments and to exercise subscription rights.

   . The Fund may purchase and sell currencies or securities on a when-issued, delayed delivery or forward-commitment basis.

   . The Fund may purchase and sell foreign currency, purchase options on foreign currency and foreign currency exchange contracts.

   .      The Fund may invest in the securities of foreign issuers.

   . The Fund may purchase shares of other investment companies to the extent permitted by applicable law. The Fund may, notwithstanding any fundamental policy or other limitation, invest all of its investable assets in securities of a single open-end management investment company with substantially the same investment objectives, policies and limitations.

          The 1940 Act currently permits the Fund to invest up to 10% of its total assets in the securities of other investment companies. However, the Fund may not invest more than 5% of its total assets in the securities of any one investment company or acquire more than 3% of the outstanding securities of any one investment company.

   . The Fund may invest in illiquid and restricted securities to the extent permitted by applicable law.

          The Fund intends to follow the policies of the SEC as they are adopted from time to time with respect to illiquid securities, including (1) treating as illiquid securities that may not be disposed of in the ordinary course of business within 7 days at approximately the value at which the Fund has valued the investment on its books; and (2) limiting its holdings of such securities to 15% of net assets.

   . The Fund may write covered call options and may buy and sell put and call options.

   .      The Fund may enter into repurchase agreements.

   . The Fund may lend portfolio securities to registered broker-dealers or other institutional investors. These loans may not exceed 33 1/3% of the Fund's total assets taken at market value. In addition, the Fund must receive at least 100% collateral.

   . The Fund may sell securities short and engage in short sales "against the box."

   .      The Fund may enter into swap transactions.


       Under the section titled "Management of the Company," Norton H. Reamer, William H. Park and Martin J. Wolin are hereby deleted from the tables which contains Board members and officers of the Company. The following information is hereby added to the table:

                                                                                                                     Aggregate
                                                                                                Aggregate           Compensation
                           Position                                                         Compensation From      From the Fund
Name, Address,             with                                                               the Fund as of       Complex as of
Date of Birth              Fund          Principal Occupations During the Past 5 years        April 30, 2000       April 30, 2000
------------------------------------------------------------------------------------------------------------------------------------
James F. Orr III*          Board         President, Chief Executive Officer and Director of         0                    0
One International Place    Member        UAM since May 2000; Chairman and Chief Executive
Boston, MA  02110          President     Officer of UNUM Corporation (Insurance) from 1988
3/5/43                                   to 1999; Trustee of Bates College and the Committee
                                         for Economic Development; Chairman-elect of the
                                         Board of Trustees of the Rockefeller Foundation;
                                         Member of The Business Roundtable, the Harvard
                                         Center for Society, and the Health Advisory Council
                                         at the Harvard School of Public Health; Director of
                                         the Nashua Corporation and the National Alliance of
                                         Business.
------------------------------------------------------------------------------------------------------------------------------------

     Under the section titled "Investment Advisory and Other Services - Investment Adviser," the following is added:

          United Asset Management Corporation is a wholly-owned subsidiary of Old Mutual, plc., a United Kingdom based financial services group.

                                   UAM FUNDS
                       Funds for the Informed Investor sm

                             FPA Crescent Portfolio

                           Institutional Class Shares

                       Supplement dated December 28, 2000
                     to the Prospectus dated July 31, 2000

   The second sentence under the section titled "What are the Fund's Objectives?" is hereby deleted and replaced with the following: "The fund may change its investment objective without shareholder approval."

   Under the section titled "Investment Management-Investment Adviser," the following should be added: "United Asset Management Corporation is a wholly-owned subsidiary of Old Mutual plc., a United Kingdom based financial services group."

                                   UAM Funds

                            FPA Crescent Portfolio

                          Institutional Class Shares

                      Supplement dated December 28, 2000
        to the Statement of Additional Information dated July 31, 2000


     The following disclosure replaces the information in the Statement of Additional Information under the section "Investment Policies of the Fund - Fundamental Investment Policies":

     The following investment limitations are fundamental, which means the Fund cannot change them without approval by the vote of a majority of the outstanding voting securities of the Fund, as defined by the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund will determine investment limitation percentages (with the exception of a limitation relating to borrowing) immediately after and as a result of its acquisition of such security or other asset. Accordingly, the Fund will not consider changes in values, net assets or other circumstances when determining whether the investment complies with its investment limitations. The Fund will not:

     . Make any investment inconsistent with its classification as a diversified series of an open-end investment company under the 1940 Act. This restriction does not, however, apply to any Fund classified as a non-diversified series of an open-end investment company under the 1940 Act.

     . Borrow money, except to the extent permitted by applicable law, as amended and interpreted or modified from time to time by any regulatory authority having jurisdiction and the guidelines set forth in the Fund's prospectus and statement of additional information as they may be amended from time to time.

     . Issue senior securities, except to the extent permitted by applicable law, as amended and interpreted or modified from time to time by any regulatory authority having jurisdiction.

     . Underwrite securities of other issuers, except insofar as the Fund may technically be deemed to be an underwriter under the Securities Act of 1933 in connection with the purchase or sale of its portfolio securities.

     . Concentrate its investments in the securities of one or more issuers conducting their principal business activities in the same industry (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities).

     . Purchase or sell real estate, except (1) to the extent permitted by applicable law, as amended and interpreted or modified from time to time by any regulatory authority having jurisdiction, (2) that the Fund may invest in, securities of issuers that deal or invest in real estate and (3) that the Fund may purchase securities secured by real estate or interests therein.

     . Purchase or sell commodities or contracts on commodities except that the Fund may engage in financial futures contracts and related options and currency contracts and related options and may otherwise do so in accordance with applicable law and without registering as a commodity pool operator under the Commodity Exchange Act.

     . Make loans to other persons, except that the Fund may lend its portfolio securities in accordance with applicable law, as amended and interpreted or modified from time to time by any regulatory authority having jurisdiction and the guidelines set forth in the Fund's prospectus and statement of additional information as they may be amended from time to time. The acquisition of investment securities or other investment instruments shall not be deemed to be the making of a loan.

The section titled "Non-Fundamental Policies" is hereby deleted and replaced by the following:

   The following limitations are non-fundamental, which means the portfolio may change them without shareholder approval.

   . The Fund may not borrow money, except that (1) the Fund may borrow from banks (as defined in the 1940 Act) or enter into reverse repurchase agreements, in amounts up to 331/3% of its total assets (including the amount borrowed), (2) the Fund may borrow up to an additional 5% of its total assets for temporary purposes, (3) the Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities, and (4) the Fund may purchase securities on margin and engage in short sales to the extent permitted by applicable law.

   . Notwithstanding the investment restriction above, the Fund may not borrow amounts in excess of 331/3% of its total assets, taken at market value, and then only from banks as a temporary measure for extraordinary or emergency purposes such as the redemption of Fund shares. The Fund will not purchase securities while borrowings are outstanding except to exercise prior commitments and to exercise subscription rights.

   . The Fund may purchase and sell currencies or securities on a when-issued, delayed delivery or forward-commitment basis.

   . The Fund may purchase and sell foreign currency, purchase options on foreign currency and foreign currency exchange contracts.

   .      The Fund may invest in the securities of foreign issuers.

   . The Fund may purchase shares of other investment companies to the extent permitted by applicable law. The Fund may, notwithstanding any fundamental policy or other limitation, invest all of its investable assets in securities of a single open-end management investment company with substantially the same investment objectives, policies and limitations.

          The 1940 Act currently permits the Fund to invest up to 10% of its total assets in the securities of other investment companies. However, the Fund may not invest more than 5% of its total assets in the securities of any one investment company or acquire more than 3% of the outstanding securities of any one investment company.

     . The Fund may invest in illiquid and restricted securities to the extent permitted by applicable law.

          The Fund intends to follow the policies of the SEC as they are adopted from time to time with respect to illiquid securities, including (1) treating as illiquid securities that may not be disposed of in the ordinary course of business within 7 days at approximately the value at which the Fund has valued the investment on its books; and (2) limiting its holdings of such securities to 15% of net assets.

     . The Fund may write covered call options and may buy and sell put and call options.

     .    The Fund may enter into repurchase agreements.

     . The Fund may lend portfolio securities to registered broker-dealers or other institutional investors. These loans may not exceed 331/3% of the Fund's total assets taken at market value. In addition, the Fund must receive at least 100% collateral.

     . The Fund may sell securities short and engage in short sales "against the box."

     .    The Fund may enter into swap transactions.

     The first paragraph of the section "Management of the Company" is hereby deleted and replaced by the following:

The Board manages the business of the Company. The Board elects officers to manage the day-to-day operations of the Company and to execute the policies the Board has formulated. The Company pays each board member who is not also an officer or an affiliated person (independent board member) the following fees:

     .  A $200 quarterly retainer fee per active portfolio
     . $3,000 for each meeting of the Board other than a private meeting or telephonic meeting;
     .  $1,500 for each private meeting of the Board;
     . $1,000 for each telephonic meeting of the Board; and . $1,000 per day for attending seminars, up to a maximum of three events per year

In addition, the Company reimburses each independent trustee for travel and other expenses incurred while attending Board meetings. The $3,000 meeting fee and expense reimbursements are aggregated for all of the trustees and allocated proportionally among all of the portfolios in the UAM Funds Complex. The Company does not pay interested trustees or officers for their services and trustees or officers.

     Under the section titled "Management of the Company," Norton H. Reamer, William H. Park and Martin J. Wolin are hereby deleted from the tables which contains Board members and officers of the Company. The following information is hereby added to the table:

                                                                                                                    Aggregate
                                                                                              Aggregate           Compensation
                           Position                                                         Compensation From     From the Fund
Name, Address,             with                                                              the Fund as of       Complex as of
Date of Birth              Fund          Principal Occupations During the Past 5 years      March 31, 2000       March 31, 2000
------------------------------------------------------------------------------------------------------------------------------------
James F. Orr III*          Board         President, Chief Executive Officer and Director            0                    0
One International Place    Member        of UAM since May 2000; Chairman and Chief
Boston, MA 02110           President     Executive Officer of UNUM Corporation
3/5/43                                   (Insurance) from 1988 to 1999; Trustee of
                                         Bates College and the Committee for Economic
                                         Development; Chairman-elect of the Board of
                                         Trustees of the Rockefeller Foundation;
                                         Member of The Business Roundtable, the Harvard
                                         Center for Society, and the Health Advisory
                                         Council at the Harvard School of Public Health;
                                         Director of the Nashua Corporation and the
                                         National Alliance of Business.
------------------------------------------------------------------------------------------------------------------------------------

     Under the section titled "Investment Advisory and Other Services - Investment Adviser," the following is added:

          United Asset Management Corporation is a wholly-owned subsidiary of Old Mutual, plc., a United Kingdom based financial services group.

                                   UAM FUNDS
                       Funds for the Informed Investor sm

                         Heitman Real Estate Portfolio

                              Advisor Class Shares
                           Institutional Class Shares

                       Supplement dated December 28, 2000
                     to the Prospectuses dated May 1, 2000

   The second sentence under the section titled "What is the Objective of the Fund?" is hereby deleted and replaced with the following: "The fund may change its investment objective without shareholder approval."

   Under the section titled "Investment Management-Investment Adviser," the following should be added: "United Asset Management Corporation is a wholly-owned subsidiary of Old Mutual plc., a United Kingdom based financial services group."

                                   UAM Funds

                         Heitman Real Estate Portfolio

                           Institutional Class Shares
                              Advisor Class Shares

                      Supplement dated December 28, 2000
          to the Statement of Additional Information dated May 1, 2000


     The following disclosure replaces the information in the Statement of Additional Information under the section titled "Investment Policies of the Portfolio-Fundamental Investment Policies":

     The following investment limitations are fundamental, which means the portfolio cannot change them without approval by the vote of a majority of the outstanding voting securities of the portfolio, as defined by the Investment Company Act of 1940, as amended (the "1940 Act"). The portfolio will determine investment limitation percentages (with the exception of a limitation relating to borrowing) immediately after and as a result of its acquisition of such security or other asset. Accordingly, the portfolio will not consider changes in values, net assets or other circumstances when determining whether the investment complies with its investment limitations. The portfolio will not:

     . Make any investment inconsistent with its classification as a diversified series of an open-end investment company under the 1940 Act. This restriction does not, however, apply to any portfolio classified as a non-diversified series of an open-end investment company under the 1940 Act.

     . Borrow money, except to the extent permitted by applicable law, as amended and interpreted or modified from time to time by any regulatory authority having jurisdiction and the guidelines set forth in a portfolio's prospectus and statement of additional information as they may be amended from time to time.

     . Issue senior securities, except to the extent permitted by applicable law, as amended and interpreted or modified from time to time by any regulatory authority having jurisdiction.

     . Underwrite securities of other issuers, except insofar as a portfolio may technically be deemed to be an underwriter under the Securities Act of 1933 in connection with the purchase or sale of its portfolio securities.

     . Purchase or sell real estate, except (1) to the extent permitted by applicable law, as amended and interpreted or modified from time to time by any regulatory authority having jurisdiction, (2) that a portfolio may invest in, securities of issuers that deal or invest in real estate and (3) that a portfolio may purchase securities secured by real estate or interests therein.

     . Purchase or sell commodities or contracts on commodities except that a portfolio may engage in financial futures contracts and related options and currency contracts and related options and may otherwise do so in accordance with applicable law and without registering as a commodity pool operator under the Commodity Exchange Act.

     . Make loans to other persons, except that a portfolio may lend its portfolio securities in accordance with applicable law, as amended and interpreted or modified from time to time by any regulatory authority having jurisdiction and the guidelines set forth in a portfolio's prospectus and statement of additional information as they may be amended from time to time. The acquisition of investment securities or other investment instruments shall not be deemed to be the making of a loan.

     . The portfolio will concentrate its investments in the real estate industry.

The section titled "Non-Fundamental Policies" is hereby deleted and replaced by the following:

   The following limitations are non-fundamental, which means the portfolio may change them without shareholder approval.

   . The portfolio may not borrow money, except that (1) the portfolio may borrow from banks (as defined in the 1940 Act) or enter into reverse repurchase agreements, in amounts up to 331/3% of its total assets (including the amount borrowed), (2) the portfolio may borrow up to an additional 5% of its total assets for temporary purposes, (3) the portfolio may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities, and (4) the portfolio may purchase securities on margin and engage in short sales to the extent permitted by applicable law.

          Notwithstanding the investment restriction above, the portfolio may not borrow amounts in excess of 331/3% of its total assets, taken at market value, and then only from banks as a temporary measure for extraordinary or emergency purposes such as the redemption of portfolio shares. The portfolio will not purchase securities while borrowings are outstanding except to exercise prior commitments and to exercise subscription rights.

   . The portfolio may purchase and sell currencies or securities on a when-issued, delayed delivery or forward-commitment basis.

   . The portfolio may purchase and sell foreign currency, purchase options on foreign currency and foreign currency exchange contracts.

   .      The portfolio may invest in the securities of foreign issuers.

   . The portfolio may purchase shares of other investment companies to the extent permitted by applicable law. The portfolio may, notwithstanding any fundamental policy or other limitation, invest all of its investable assets in securities of a single open-end management investment company with substantially the same investment objectives, policies and limitations.

          The 1940 Act currently permits the portfolio to invest up to 10% of its total assets in the securities of other investment companies. However, the portfolio may not invest more than 5% of its total assets in the securities of any one investment company or acquire more than 3% of the outstanding securities of any one investment company.

   . The portfolio may invest in illiquid and restricted securities to the extent permitted by applicable law.

          The portfolio intends to follow the policies of the SEC as they are adopted from time to time with respect to illiquid securities, including (1) treating as illiquid securities that may not be disposed of in the ordinary course of business within 7 days at approximately the value at which the portfolio has valued the investment on its books; and (2) limiting its holdings of such securities to 15% of net assets.

   . The portfolio may write covered call options and may buy and sell put and call options.

   .      The portfolio may enter into repurchase agreements.

   . The portfolio may lend portfolio securities to registered broker-dealers or other institutional investors. These loans may not exceed 331/3% of the portfolio's total assets taken at market value. In addition, the portfolio must receive at least 100% collateral.

   . The portfolio may sell securities short and engage in short sales "against the box."

   .      The portfolio may enter into swap transactions.

     The first paragraph of the section "Management of the Fund" is hereby deleted and replaced by the following:

The Board manages the business of the Fund. The Board elects officers to manage the day-to-day operations of the Fund and to execute the policies the Board has formulated. The Fund pays each board member who is not also an officer or an affiliated person (independent board member) the following fees:

   .   A $200 quarterly retainer fee per active portfolio
   . $3,000 for each meeting of the Board other than a private meeting or telephonic meeting;
   .   $1,500 for each private meeting of the Board;
   .   $1,000 for each telephonic meeting of the Board; and
   . $1,000 per day for attending seminars, up to a maximum of three events per year

In addition, the Fund reimburses each independent trustee for travel and other expenses incurred while attending Board meetings. The $3,000 meeting fee and expense reimbursements are aggregated for all of the trustees and allocated proportionally among all of the portfolios in the UAM Funds Complex. The Fund does not pay interested trustees or officers for their services and trustees or officers.

     Under the section titled "Management of the Fund," James P. Pappas, Norton
H. Reamer, Peter M. Whitman, Jr., William H. Park, Martin J. Wolin and Robert R. Flaherty are hereby deleted from the tables which contains Board members and officers of the Fund. The following information is hereby added to the table:

                                                                                              Aggregate          Aggregate
                                                                                            Compensation        Compensation
                      Position                                                            From the Fund as     From the Fund
Name, Address, Date   with                                                                 of December 31,      Complex as of
of Birth              Fund       Principal Occupations During the Past 5 years                  1999          December 31, 1999
------------------------------------------------------------------------------------------------------------------------------------

James F. Orr III*     Board      President, Chief Executive Officer and Director of UAM           0                   0
One International     Member     since May 2000; Chairman and Chief Executive Officer
Place                 President  of UNUM Corporation (Insurance) from 1988 to 1999;
Boston, MA  02110                Trustee of Bates College and the Committee for Economic
3/5/43                           Development; Chairman-elect of the Board of Trustees of
                                 the Rockefeller Foundation; Member of The Business
                                 Roundtable, the Harvard Center for Society, and the
                                 Health Advisory Council at the Harvard School of Public
                                 Health; Director of the Nashua Corporation and the
                                 National Alliance of Business.
------------------------------------------------------------------------------------------------------------------------------------

Linda T. Gibson       Secretary  General Counsel and Managing Director of UAM Investment          0                   0
211 Congress Street              Services, Inc. (financial services); Senior Vice
Boston, MA 02110                 President  and General Counsel of UAMFSI (financial
7/31/65                          services) and UAMFDI (broker-dealer) since April 2000;
                                 Senior Vice President and Secretary of Signature
                                 Financial Group, Inc. (financial services) and affiliated
                                 broker-dealers from 1991 to 2000; Director and Secretary
                                 of Signature Financial Group Europe, Ltd. (financial
                                 services) from 1995 to 2000; Secretary of the Citigroup
                                 Family of Mutual Funds (mutual funds) from 1996 to 2000;
                                 Secretary of the 59 Wall Street Family of Mutual Funds
                                 (mutual funds) from 1996 to 2000.
------------------------------------------------------------------------------------------------------------------------------------

     Under the section titled "Investment Advisory and Other Services-Investment Adviser," the following is added:

          United Asset Management Corporation is a wholly-owned subsidiary of Old Mutual, plc., a United Kingdom based financial services group.

                                   UAM FUNDS
                       Funds for the Informed Investor sm

                       IRA Capital Preservation Portfolio

                           Institutional Class Shares
                       Institutional Service Class Shares

                       Supplement dated December 28, 2000
                    to the Prospectuses dated March 1, 2000

   Under the section titled "Investment Management-Investment Adviser," (1) the first sentence is hereby deleted and replaced as follows: "Dwight Asset Management Company, located at 100 Bank Street, Suite 800, Burlington, Vermont 05401, is the investment adviser to the Portfolio." and (2) the following should be added: "United Asset Management Corporation is a wholly-owned subsidiary of Old Mutual plc., a United Kingdom based financial services group."

                                   UAM Funds

                      IRA Capital Preservation Portfolio

                          Institutional Class Shares
                      Institutional Service Class Shares

                      Supplement dated December 28, 2000
      to the Statement of Additional Information dated February 28, 2000


     The following disclosure replaces the information in the Statement of Additional Information under the section "Fundamental Policies":

     The following investment limitations are fundamental, which means the portfolio cannot change them without approval by the vote of a majority of the outstanding voting securities of the portfolio, as defined by the Investment Company Act of 1940, as amended (the "1940 Act"). The portfolio will determine investment limitation percentages (with the exception of a limitation relating to borrowing) immediately after and as a result of its acquisition of such security or other asset. Accordingly, the portfolio will not consider changes in values, net assets or other circumstances when determining whether the investment complies with its investment limitations. The portfolio will not:

     . Make any investment inconsistent with its classification as a diversified series of an open-end investment company under the 1940 Act. This restriction does not, however, apply to any portfolio classified as a non-diversified series of an open-end investment company under the 1940 Act.

     . Borrow money, except to the extent permitted by applicable law, as amended and interpreted or modified from time to time by any regulatory authority having jurisdiction and the guidelines set forth in a portfolio's prospectus and statement of additional information as they may be amended from time to time.

     . Issue senior securities, except to the extent permitted by applicable law, as amended and interpreted or modified from time to time by any regulatory authority having jurisdiction.

     . Underwrite securities of other issuers, except insofar as a portfolio may technically be deemed to be an underwriter under the Securities Act of 1933 in connection with the purchase or sale of its portfolio securities.

     . Concentrate its investments in the securities of one or more issuers conducting their principal business activities in the same industry (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities).

     . Purchase or sell real estate, except (1) to the extent permitted by applicable law, as amended and interpreted or modified from time to time by any regulatory authority having jurisdiction, (2) that a portfolio may invest in, securities of issuers that deal or invest in real estate and (3) that a portfolio may purchase securities secured by real estate or interests therein.

     . Purchase or sell commodities or contracts on commodities except that a portfolio may engage in financial futures contracts and related options and currency contracts and related options and may otherwise do so in accordance with applicable law and without registering as a commodity pool operator under the Commodity Exchange Act.

     . Make loans to other persons, except that a portfolio may lend its portfolio securities in accordance with applicable law, as amended and interpreted or modified from time to time by any regulatory authority having jurisdiction and the guidelines set forth in a portfolio's prospectus and statement of additional information as they may be amended from time to time. The acquisition of investment securities or other investment instruments shall not be deemed to be the making of a loan.

The sections titled "Non-Fundamental Policies" and "Borrowing" are hereby deleted and replaced by the following:

     The following limitations are non-fundamental, which means the portfolio may change them without shareholder approval.

     . The portfolio may not borrow money, except that (1) the portfolio may borrow from banks (as defined in the 1940 Act) or enter into reverse repurchase agreements, in amounts up to 331/3% of its total assets (including the amount borrowed), (2) the portfolio may borrow up to an additional 5% of its total assets for temporary purposes, (3) the portfolio may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities, and (4) the portfolio may purchase securities on margin and engage in short sales to the extent permitted by applicable law.

     . The portfolio may purchase and sell currencies or securities on a when-issued, delayed delivery or forward-commitment basis.

     . The portfolio may purchase and sell foreign currency, purchase options on foreign currency and foreign currency exchange contracts.

     .    The portfolio may invest in the securities of foreign issuers.

     . The portfolio may purchase shares of other investment companies to the extent permitted by applicable law. The portfolio may, notwithstanding any fundamental policy or other limitation, invest all of its investable assets in securities of a single open-end management investment company with substantially the same investment objectives, policies and limitations.

          The 1940 Act currently permits the portfolio to invest up to 10% of its total assets in the securities of other investment companies. However, the portfolio may not invest more than 5% of its total assets in the securities of any one investment company or acquire more than 3% of the outstanding securities of any one investment company.

     . The portfolio may invest in illiquid and restricted securities to the extent permitted by applicable law.

          The portfolio intends to follow the policies of the SEC as they are adopted from time to time with respect to illiquid securities, including (1) treating as illiquid securities that may not be disposed of in the ordinary course of business within 7 days at approximately the value at which the portfolio has valued the investment on its books; and (2) limiting its holdings of such securities to 15% of net assets.

     . The portfolio may write covered call options and may buy and sell put and call options.

     .    The portfolio may enter into repurchase agreements.

     . The portfolio may lend portfolio securities to registered broker-dealers or other institutional investors. These loans may not exceed 331/3% of the portfolio's total assets taken at market value. In addition, the portfolio must receive at least 100% collateral.

     . The portfolio may sell securities short and engage in short sales "against the box."

     .    The portfolio may enter into swap transactions.

          The first paragraph of the section "Management of the Fund" is hereby deleted and replaced by the following:

The Board manages the business of the Fund. The Board elects officers to manage the day-to-day operations of the Fund and to execute the policies the Board has formulated. The Fund pays each board member who is not also an officer or an affiliated person (independent board member) the following fees:

     .    A $200 quarterly retainer fee per active portfolio
     . $3,000 for each meeting of the Board other than a private meeting or telephonic meeting;
     .    $1,500 for each private meeting of the Board;
     .    $1,000 for each telephonic meeting of the Board; and
     . $1,000 per day for attending seminars, up to a maximum of three events per year

In addition, the Fund reimburses each independent trustee for travel and other expenses incurred while attending Board meetings. The $3,000 meeting fee and expense reimbursements are aggregated for all of the trustees and allocated proportionally among all of the portfolios in the UAM Funds Complex. The Fund does not pay interested trustees or officers for their services and trustees or officers.

      Under the section titled "Management of the Fund," James P. Pappas, Norton
H. Reamer, Peter M. Whitman, Jr., Michael E. DeFao, William H. Park and Robert
R. Flaherty are hereby deleted from the table which contains Board members and officers of the Fund. The following information is hereby added to the table:

                                                                                            Aggregate           Aggregate
                                                                                        Compensation From   Compensation From
Name, Address, Date      Position                                                         the Fund as of   the Fund Complex as
of Birth                 with Fund  Principal Occupations During the Past 5 years        October 31, 1999   of October 31, 1999
-------------------------------------------------------------------------------------------------------------------------------
James F. Orr III*        Board      President, Chief Executive Officer and Director               0                  0
One International Place  Member     of UAM since May 2000; Chairman and Chief
Boston, MA 02110         President  Executive Officer of UNUM Corporation (Insurance)
3/5/43                              from 1988 to 1999; Trustee of Bates College and
                                    the Committee for Economic Development; Chairman-
                                    elect of the Board of Trustees of the Rockefeller
                                    Foundation; Member of The Business Roundtable, the
                                    Harvard Center for Society, and the Health Advisory
                                    Council at the Harvard School of Public Health;
                                    Director of the Nashua Corporation and the National
                                    Alliance of Business.
-------------------------------------------------------------------------------------------------------------------------------

Linda T. Gibson          Secretary  General Counsel and Managing Director of UAM                  0                  0
211 Congress Street                 Investment Services, Inc. (financial services);
Boston, MA 02110                    Senior Vice President  and General Counsel of
7/31/65                             UAMFSI (financial services) and UAMFDI (broker-
                                    dealer) since April 2000; Senior Vice President and
                                    Secretary of Signature Financial Group, Inc.
                                    (financial services) and affiliated broker-dealers from
                                    1991 to 2000; Director and Secretary of Signature
                                    Financial Group Europe, Ltd. (financial services) from
                                    1995 to 2000; Secretary of the Citigroup Family of Mutual
                                    Funds (mutual funds) from 1996 to 2000; Secretary of the
                                    59 Wall Street Family of Mutual Funds (mutual funds) from
                                    1996 to 2000.
-------------------------------------------------------------------------------------------------------------------------------

Theresa DelVecchio    Assistant     Secretary of UAMFSI (financial services) since February       0                  0
211 Congress Street   Secretary     1998; Secretary and Compliance Officer of  UAMFDI
Boston, MA 02110                    (broker-dealer) since February 2000; Assistant Vice
12/23/63                            President of Scudder Kemper Investments (financial
                                    services) from May 1992 to February 1998.
-------------------------------------------------------------------------------------------------------------------------------

     Under the section titled "Investment Advisory and Other Services - Investment Adviser," (1) the first sentence is hereby deleted and replaced as follows: "Dwight Asset Management Company, a Delaware corporation located at 100 Bank Street, Suite 800, Burlington, Vermont 05401, is the investment adviser to the portfolio." and (2) the following is added: "United Asset Management Corporation is a wholly-owned subsidiary of Old Mutual, plc., a United Kingdom based financial services group."

  The following is added to the section "Comparative Benchmarks":

          The Ryan 5 year Master GIC Index is an unmanaged index comprised of the last sixty monthly money market rates of the ten highest quality Guaranteed Investment Contracts (GICs), with a ranking of at least AA by Moody's or another nationally recognized rating organization.

                                   UAM FUNDS
                       Funds for the Informed Investor sm

                       MJI International Equity Portfolio

                           Institutional Class Shares
                       Institutional Service Class Shares

                       Supplement dated December 28, 2000
                   to the Prospectuses dated August 28, 2000

   The second sentence under the section titled "What are the Fund's Objectives?" is hereby deleted and replaced with the following: "The fund may change its investment objective without shareholder approval."

   The third sentence under the section titled "Investment Management-Investment Adviser," is hereby deleted and replaced with the following: "The adviser, a subsidiary of Aberdeen Asset Management plc. ("Aberdeen"), is an international investment adviser whose origins date back to 1907. Aberdeen has its headquarters in Aberdeen, Scotland, but also has offices in the United States, Singapore, Hong Kong, England, Ireland and Luxembourg."

   At the December 14, 2000 meeting of the Board of Trustees of UAM Funds Trust, the Board was informed that Murray Johnstone International Limited ("MJIL"), the Fund's investment adviser had been purchased by Aberdeen from MJIL's parent Old Mutual plc. As required by the Investment Company Act of 1940, the Fund's shareholders will be asked to approve a new investment advisory agreement with MJIL. The Board has called a shareholders' meeting for January 26, 2001 to seek shareholder approval of the new investment advisory agreement with MJIL. The new agreement will be identical to the current agreement in all respects except for its effective and termination dates. The new agreement will have no effect on the contractual advisory fee rate payable by the Fund. No changes are currently planned which would affect the services being provided to the Fund.

                                   UAM Funds

                      MJI International Equity Portfolio


                          Institutional Class Shares
                      Institutional Service Class Shares

                      Supplement dated December 28, 2000
       to the Statement of Additional Information dated August 28, 2000


     The following disclosure replaces the information in the Statement of Additional Information under the section "Investment Policies of the Fund":

     The following limitations are fundamental, which means the Fund cannot change them without approval by the vote of a majority of the outstanding voting securities of the Fund, as defined by the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund will determine investment limitation percentages (with the exception of a limitation relating to borrowing) immediately after and as a result of its acquisition of such security or other asset. Accordingly, the Fund will not consider changes in values, net assets or other circumstances when determining whether the investment complies with its investment limitations. The Fund will not:

     . Make any investment inconsistent with its classification as a diversified series of an open-end investment company under the 1940 Act. This restriction does not, however, apply to any Fund classified as a non-diversified series of an open-end investment company under the 1940 Act.

     . Borrow money, except to the extent permitted by applicable law, as amended and interpreted or modified from time to time by any regulatory authority having jurisdiction and the guidelines set forth in a the Fund's prospectus and statement of additional information as they may be amended from time to time.

     . Issue senior securities, except to the extent permitted by applicable law, as amended and interpreted or modified from time to time by any regulatory authority having jurisdiction.

     . Underwrite securities of other issuers, except insofar as the Fund may technically be deemed to be an underwriter under the Securities Act of 1933 in connection with the purchase or sale of its portfolio securities.

     . Concentrate its investments in the securities of one or more issuers conducting their principal business activities in the same industry (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities).

     . Purchase or sell real estate, except (1) to the extent permitted by applicable law, as amended and interpreted or modified from time to time by any regulatory authority having jurisdiction, (2) that the Fund may invest in, securities of issuers that deal or invest in real estate and (3) that the Fund may purchase securities secured by real estate or interests therein.

     . Purchase or sell commodities or contracts on commodities except that the Fund may engage in financial futures contracts and related options and currency contracts and related options and may otherwise do so in accordance with applicable law and without registering as a commodity pool operator under the Commodity Exchange Act.

     . Make loans to other persons, except that the Fund may lend its portfolio securities in accordance with applicable law, as amended and interpreted or modified from time to time by any regulatory authority having jurisdiction and the guidelines set forth in the Fund's prospectus and statement of additional information as they may be amended from time to time. The acquisition of investment securities or other investment instruments shall not be deemed to be the making of a loan.

The section titled "Borrowing" is hereby deleted and the following is hereby inserted immediately after the section titled "Investment Policies of the Fund":

     The following limitations are non-fundamental, which means the portfolio may change them without shareholder approval.

     . The Fund may not borrow money, except that (1) the Fund may borrow from banks (as defined in the 1940 Act) or enter into reverse repurchase agreements, in amounts up to 331/3% of its total assets (including the amount borrowed), (2) the Fund may borrow up to an additional 5% of its total assets for temporary purposes, (3) the Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities, and (4) the Fund may purchase securities on margin and engage in short sales to the extent permitted by applicable law.

          Notwithstanding the investment restriction above, the Fund may not borrow amounts in excess of 331/3% of its total assets, taken at market value, and then only from banks as a temporary measure for extraordinary or emergency purposes such as the redemption of Fund shares. The Fund will not purchase securities while borrowings are outstanding except to exercise prior commitments and to exercise subscription rights.

     . The Fund may purchase and sell currencies or securities on a when-issued, delayed delivery or forward-commitment basis.

     . The Fund may purchase and sell foreign currency, purchase options on foreign currency and foreign currency exchange contracts.

     .    The Fund may invest in the securities of foreign issuers.

     . The Fund may purchase shares of other investment companies to the extent permitted by applicable law. The Fund may, notwithstanding any fundamental policy or other limitation, invest all of its investable assets in securities of a single open-end management investment company with substantially the same investment objectives, policies and limitations.

          The 1940 Act currently permits the Fund to invest up to 10% of its total assets in the securities of other investment companies. However, the Fund may not invest more than 5% of its total assets in the securities of any one investment company or acquire more than 3% of the outstanding securities of any one investment company.

     . The Fund may invest in illiquid and restricted securities to the extent permitted by applicable law.

          The Fund intends to follow the policies of the SEC as they are adopted from time to time with respect to illiquid securities, including (1) treating as illiquid securities that may not be disposed of in the ordinary course of business within 7 days at approximately the value at which the Fund has valued the investment on its books; and (2) limiting its holdings of such securities to 15% of net assets.

     . The Fund may write covered call options and may buy and sell put and call options.

     .    The Fund may enter into repurchase agreements.

     . The Fund may lend portfolio securities to registered broker-dealers or other institutional investors. These loans may not exceed 331/3% of the Fund's total assets taken at market value. In addition, the Fund must receive at least 100% collateral.

     . The Fund may sell securities short and engage in short sales "against the box."

     .    The Fund may enter into swap transactions.

       Under the section titled "Management of the Company," Norton H. Reamer, William H. Park and Martin J. Wolin are hereby deleted from the tables which contains Board members and officers of the Company. The following information is hereby added to the table:

                                                                                              Aggregate             Aggregate
                                                                                          Compensation From   Compensation From
Name, Address, Date      Position                                                           the Fund as of      the Fund Complex as
of Birth                 with Fund  Principal Occupations During the Past 5 years           April 30, 2000       of April 30, 2000
------------------------------------------------------------------------------------------------------------------------------------
James F. Orr III*        Board      President, Chief Executive Officer and Director of               0                  0
One International Place  Member     UAM since May 2000; Chairman and Chief Executive
Boston, MA  02110        President  Officer of UNUM Corporation (Insurance) from 1988
3/5/43                              to 1999; Trustee of Bates College and the
                                    Committee for Economic Development;
                                    Chairman-elect of the Board of Trustees of the
                                    Rockefeller Foundation; Member of The Business
                                    Roundtable, the Harvard Center for Society, and
                                    the Health Advisory Council at the Harvard School
                                    of Public Health; Director of the Nashua
                                    Corporation and the National Alliance of Business.
------------------------------------------------------------------------------------------------------------------------------------

     The section "Investment Advisory and Other Services - Investment Adviser" is hereby replaced as follows:

     Murray Johnstone International, Ltd., located at 11 West Nile Street, Glasgow, Scotland G12PX, is the investment adviser to the Fund. The adviser manages and supervises the investment of the fund's assets on a discretionary basis. The adviser, a subsidiary of Aberdeen Asset Management plc, is an international investment adviser whose origins date back to 1907. Aberdeen Asset Management, with an office at One Albyn Place, Aberdeen Scotland, also has offices in the USA, Singapore, Hong Kong, Ireland and Luxembourg.

                                   UAM FUNDS
                       Funds for the Informed Investor sm

                      Pell Rudman Mid-Cap Growth Portfolio

                           Institutional Class Shares

                       Supplement dated December 28, 2000
                   to the Prospectus dated September 1, 2000
                        as Supplemented October 10, 2000

   Under the section titled "Investment Management-Investment Adviser," the following should be added: "United Asset Management Corporation is a wholly-owned subsidiary of Old Mutual plc., a United Kingdom based financial services group."

                                   UAM Funds

                     Pell Rudman Mid-Cap Growth Portfolio

                          Institutional Class Shares

                      Supplement dated December 28, 2000
       to the Statement of Additional Information dated August 28, 2000


     The following disclosure replaces the information in the Statement of Additional Information under the section "Investment Policies of the Fund":

     The following limitations are fundamental, which means the Fund cannot change them without approval by the vote of a majority of the outstanding voting securities of the Fund, as defined by the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund will determine investment limitation percentages (with the exception of a limitation relating to borrowing) immediately after and as a result of its acquisition of such security or other asset. Accordingly, the Fund will not consider changes in values, net assets or other circumstances when determining whether the investment complies with its investment limitations. The Fund will not:

     . Make any investment inconsistent with its classification as a diversified series of an open-end investment company under the 1940 Act. This restriction does not, however, apply to any Fund classified as a non-diversified series of an open-end investment company under the 1940 Act.

     . Borrow money, except to the extent permitted by applicable law, as amended and interpreted or modified from time to time by any regulatory authority having jurisdiction and the guidelines set forth in the Fund's prospectus and statement of additional information as they may be amended from time to time.

     . Issue senior securities, except to the extent permitted by applicable law, as amended and interpreted or modified from time to time by any regulatory authority having jurisdiction.

     . Underwrite securities of other issuers, except insofar as the Fund may technically be deemed to be an underwriter under the Securities Act of 1933 in connection with the purchase or sale of its portfolio securities.

     . Concentrate its investments in the securities of one or more issuers conducting their principal business activities in the same industry (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities).

     . Purchase or sell real estate, except (1) to the extent permitted by applicable law, as amended and interpreted or modified from time to time by an regulatory authority having jurisdiction, (2) that the Fund may invest in, securities of issuers that deal or invest in real estate and (3) that the Fund may purchase securities secured by real estate or interests therein.

     . Purchase or sell commodities or contracts on commodities except that the Fund may engage in financial futures contracts and related options and currency contracts and related options and may otherwise do so in accordance with applicable law and without registering as a commodity pool operator under the Commodity Exchange Act.

     . Make loans to other persons, except that the Fund may lend its portfolio securities in accordance with applicable law, as amended and interpreted or modified from time to time by any regulatory authority having jurisdiction and the guidelines set forth in the Fund's prospectus and statement of additional information as they may be amended from time to time. The acquisition of investment securities or other investment instruments shall not be deemed to be the making of a loan.

The section titled "Borrowing" is hereby deleted and the following is hereby inserted immediately after the section titled "Investment Policies of the Fund":

     The following limitations are non-fundamental, which means the portfolio may change them without shareholder approval.

     . The Fund may not borrow money, except that (1) the Fund may borrow from banks (as defined in the 1940 Act) or enter into reverse repurchase agreements, in amounts up to 33 1/3% of its total assets (including the amount borrowed), (2) the Fund may borrow up to an additional 5% of its total assets for temporary purposes, (3) the Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities, and (4) the Fund may purchase securities on margin and engage in short sales to the extent permitted by applicable law.

          Notwithstanding the investment restriction above, the Fund may not borrow amounts in excess of 33 1/3% of its total assets, taken at market value, and then only from banks as a temporary measure for extraordinary or emergency purposes such as the redemption of Fund shares. The Fund will not purchase securities while borrowings are outstanding except to exercise prior commitments and to exercise subscription rights.

     . The Fund may purchase and sell currencies or securities on a when-issued, delayed delivery or forward-commitment basis.

     . The Fund may purchase and sell foreign currency, purchase options on foreign currency and foreign currency exchange contracts.

     .    The Fund may invest in the securities of foreign issuers.

     . The Fund may purchase shares of other investment companies to the extent permitted by applicable law. The Fund may, notwithstanding any fundamental policy or other limitation, invest all of its investable assets in securities of a single open-end management investment company with substantially the same investment objectives, policies and limitations.

          The 1940 Act currently permits the Fund to invest up to 10% of its total assets in the securities of other investment companies. However, the Fund may not invest more than 5% of its total assets in the securities of any one investment company or acquire more than 3% of the outstanding securities of any one investment company.

     . The Fund may invest in illiquid and restricted securities to the extent permitted by applicable law.

          The Fund intends to follow the policies of the SEC as they are adopted from time to time with respect to illiquid securities, including (1) treating as illiquid securities that may not be disposed of in the ordinary course of business within 7 days at approximately the value at which the Fund has valued the investment on its books; and (2) limiting its holdings of such securities to 15% of net assets.

     . The Fund may write covered call options and may buy and sell put and call options.

     .    The Fund may enter into repurchase agreements.

     . The Fund may lend portfolio securities to registered broker-dealers or other institutional investors. These loans may not exceed 33 1/3% of the Fund's total assets taken at market value. In addition, the Fund must receive at least 100% collateral.

     . The Fund may sell securities short and engage in short sales "against the box."

     .    The Fund may enter into swap transactions.

       Under the section entitled "Management of the Company," Norton H. Reamer, William H. Park and Martin J. Wolin are hereby deleted from the table, which contains Board members and officers of the Company. The following information is hereby added to the table:

                                                                                            Aggregate            Aggregate
                                                                                         Compensation From   Compensation From
Name, Address, Date      Position                                                          the Fund as of     the Fund Complex
of Birth                 with Fund  Principal Occupations During the Past 5 years          April 30, 2000    as of April 30, 2000
-----------------------------------------------------------------------------------------------------------------------------------
James F. Orr III*        Board      President, Chief Executive Officer and Director               0                   0
One International Place  Member     of UAM since May 2000; Chairman and Chief
Boston, MA 02110         President  Executive Officer of UNUM Corporation (Insurance)
3/5/43                              from 1988 to 1999; Trustee of Bates College and
                                    the Committee for Economic Development; Chairman-
                                    elect of the Board of Trustees of the Rockefeller
                                    Foundation; Member of The Business Roundtable, the
                                    Harvard Center for Society, and the Health Advisory
                                    Council at the Harvard School of Public Health;
                                    Director of the Nashua Corporation and the
                                    National Alliance of Business.
-----------------------------------------------------------------------------------------------------------------------------------

     Under the section titled "Investment Advisory and Other Services - Investment Adviser," the following is added:

          United Asset Management Corporation is a wholly-owned subsidiary of Old Mutual, plc., a United Kingdom based financial services group.

                                   UAM FUNDS
                       Funds for the Informed Investor sm

                           Sirach Growth II Portfolio
                      (formerly, Hanson Equity Portfolio)

                           Institutional Class Shares

                       Supplement dated December 28, 2000
                    to the Prospectus dated August 28, 2000

   The second sentence under the section titled "What are the Fund's Objectives?" is hereby deleted and replaced with the following: "The fund may change its investment objective without shareholder approval."

   Under the section titled "Investment Management-Investment Adviser," the following should be added: "United Asset Management Corporation is a wholly-owned subsidiary of Old Mutual plc., a United Kingdom based financial services group."

                                   UAM Funds

                          Sirach Growth II Portfolio
                      (Formerly, Hanson Equity Portfolio)

                          Institutional Class Shares

                      Supplement dated December 28, 2000
       to the Statement of Additional Information dated August 28, 2000


     The following disclosure replaces the information in the Statement of Additional Information under the section "Investment Policies of the Fund":

     The following limitations are fundamental, which means the Fund cannot change them without approval by the vote of a majority of the outstanding voting securities of the Fund, as defined by the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund will determine investment limitation percentages (with the exception of a limitation relating to borrowing) immediately after and as a result of its acquisition of such security or other asset. Accordingly, the Fund will not consider changes in values, net assets or other circumstances when determining whether the investment complies with its investment limitations. The Fund will not:

     . Make any investment inconsistent with its classification as a diversified series of an open-end investment company under the 1940 Act. This restriction does not, however, apply to any Fund classified as a non-diversified series of an open-end investment company under the 1940 Act.

     . Borrow money, except to the extent permitted by applicable law, as amended and interpreted or modified from time to time by any regulatory authority having jurisdiction and the guidelines set forth in the Fund's prospectus and statement of additional information as they may be amended from time to time.

     . Issue senior securities, except to the extent permitted by applicable law, as amended and interpreted or modified from time to time by any regulatory authority having jurisdiction.

     . Underwrite securities of other issuers, except insofar as the Fund may technically be deemed to be an underwriter under the Securities Act of 1933 in connection with the purchase or sale of its portfolio securities.

     . Concentrate its investments in the securities of one or more issuers conducting their principal business activities in the same industry (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities).

     . Purchase or sell real estate, except (1) to the extent permitted by applicable law, as amended and interpreted or modified from time to time by any regulatory authority having jurisdiction, (2) that the Fund may invest in, securities of issuers that deal or invest in real estate and (3) that the Fund may purchase securities secured by real estate or interests therein.

     . Purchase or sell commodities or contracts on commodities except that the Fund may engage in financial futures contracts and related options and currency contracts and related options and may otherwise do so in accordance with applicable law and without registering as a commodity pool operator under the Commodity Exchange Act.

     . Make loans to other persons, except that the Fund may lend its portfolio securities in accordance with applicable law, as amended and interpreted or modified from time to time by any regulatory authority having jurisdiction and the guidelines set forth in the Fund's prospectus and statement of additional information as they may be amended from time to time. The acquisition of investment securities or other investment instruments shall not be deemed to be the making of a loan.

The section titled "Borrowing" is hereby deleted and the following is hereby inserted immediately after the section titled "Investment Policies of the Fund":

     The following limitations are non-fundamental, which means the portfolio may change them without shareholder approval.

     . The Fund may not borrow money, except that (1) the Fund may borrow from banks (as defined in the 1940 Act) or enter into reverse repurchase agreements, in amounts up to 33 1/3% of its total assets (including the amount borrowed), (2) the Fund may borrow up to an additional 5% of its total assets for temporary purposes, (3) the Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities, and (4) the Fund may purchase securities on margin and engage in short sales to the extent permitted by applicable law.

          Notwithstanding the investment restriction above, the Fund may not borrow amounts in excess of 33 1/3% of its total assets, taken at market value, and then only from banks as a temporary measure for extraordinary or emergency purposes such as the redemption of Fund shares. The Fund will not purchase securities while borrowings are outstanding except to exercise prior commitments and to exercise subscription rights.

     . The Fund may purchase and sell currencies or securities on a when-issued, delayed delivery or forward-commitment basis.

     . The Fund may purchase and sell foreign currency, purchase options on foreign currency and foreign currency exchange contracts.

     .    The Fund may invest in the securities of foreign issuers.

     . The Fund may purchase shares of other investment companies to the extent permitted by applicable law. The Fund may, notwithstanding any fundamental policy or other limitation, invest all of its investable assets in securities of a single open-end management investment company with substantially the same investment objectives, policies and limitations.

          The 1940 Act currently permits the Fund to invest up to 10% of its total assets in the securities of other investment companies. However, the Fund may not invest more than 5% of its total assets in the securities of any one investment company or acquire more than 3% of the outstanding securities of any one investment company.

     . The Fund may invest in illiquid and restricted securities to the extent permitted by applicable law.

          The Fund intends to follow the policies of the SEC as they are adopted from time to time with respect to illiquid securities, including (1) treating as illiquid securities that may not be disposed of in the ordinary course of business within 7 days at approximately the value at which the Fund has valued the investment on its books; and (2) limiting its holdings of such securities to 15% of net assets.

     . The Fund may write covered call options and may buy and sell put and call options.

     .    The Fund may enter into repurchase agreements.

     . The Fund may lend portfolio securities to registered broker-dealers or other institutional investors. These loans may not exceed 33 1/3% of the Fund's total assets taken at market value. In addition, the Fund must receive at least 100% collateral.

     . The Fund may sell securities short and engage in short sales "against the box."

     .    The Fund may enter into swap transactions.


       Under the section titled "Management of the Company," Norton H. Reamer, William H. Park and Martin J. Wolin are hereby deleted from the tables which contains Board members and officers of the Company. The following information is hereby added to the table:

                                                                                            Aggregate          Aggregate
                                                                                        Compensation From    Compensation From
Name, Address,           Position                                                         the Fund as of   the Fund Complex as
Date of Birth            with Fund  Principal Occupations During the Past 5 years         April 30, 2000    of April 30, 2000
--------------------------------------------------------------------------------------------------------------------------------
James F. Orr III*        Board      President, Chief Executive Officer and Director             0                 0
One International Place  Member     of UAM since May 2000; President  Chairman and
Boston, MA 02110                    Chief Executive Officer of UNUM Corporation
3/5/43                              (Insurance) from 1988 to 1999; Trustee of
                                    Bates College and the Committee for Economic
                                    Development; Chairman-elect of the Board of
                                    Trustees of the Rockefeller Foundation; Member of
                                    The Business Roundtable, the Harvard Center for
                                    Society, and the Health Advisory Council at the
                                    Harvard School of Public Health; Director of the
                                    Nashua Corporation and the National Alliance of
                                    Business.
--------------------------------------------------------------------------------------------------------------------------------

     Under the section titled "Investment Advisory and Other Services - Investment Adviser," the following is added:

          United Asset Management Corporation is a wholly-owned subsidiary of Old Mutual, plc., a United Kingdom based financial services group.

                                   UAM FUNDS
                       Funds for the Informed Investor sm

                            TJ Core Equity Portfolio

                       Institutional Service Class Shares

                       Supplement dated December 28, 2000
                    to the Prospectus dated August 28, 2000

   The second sentence under the section titled "What are the Fund's Objectives?" is hereby deleted and replaced with the following: "The fund may change its investment objective without shareholder approval."

   Under the section titled "Investment Management-Investment Adviser," the following should be added: "United Asset Management Corporation is a wholly-owned subsidiary of Old Mutual plc., a United Kingdom based financial services group."

                                   UAM Funds

                           TJ Core Equity Portfolio

                      Institutional Service Class Shares

                      Supplement dated December 28, 2000
       to the Statement of Additional Information dated August 28, 2000

     The following disclosure replaces the information in the Statement of Additional Information under the section "Investment Policies of the Fund":

     The following limitations are fundamental, which means the Fund cannot change them without approval by the vote of a majority of the outstanding voting securities of the Fund, as defined by the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund will determine investment limitation percentages (with the exception of a limitation) relating to borrowing immediately after and as a result of its acquisition of such security or other asset. Accordingly, the Fund will not consider changes in values, net assets or other circumstances when determining whether the investment complies with its investment limitations. The Fund will not:

     . Make any investment inconsistent with its classification as a diversified series of an open-end investment company under the 1940 Act. This restriction does not, however, apply to any Fund classified as a non-diversified series of an open-end investment company under the 1940 Act.

     . Borrow money, except to the extent permitted by applicable law, as amended and interpreted or modified from time to time by any regulatory authority having jurisdiction and the guidelines set forth in the Fund's prospectus and statement of additional information as they may be amended from time to time.

     . Issue senior securities, except to the extent permitted by applicable law, as amended and interpreted or modified from time to time by any regulatory authority having jurisdiction.

     . Underwrite securities of other issuers, except insofar as the Fund may technically be deemed to be an underwriter under the Securities Act of 1933 in connection with the purchase or sale of its portfolio securities.

     . Concentrate its investments in the securities of one or more issuers conducting their principal business activities in the same industry (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities).

     . Purchase or sell real estate, except (1) to the extent permitted by applicable law, as amended and interpreted or modified from time to time by any regulatory authority having jurisdiction, (2) that the Fund may invest in, securities of issuers that deal or invest in real estate and (3) that the Fund may purchase securities secured by real estate or interests therein.

     . Purchase or sell commodities or contracts on commodities except that the Fund may engage in financial futures contracts and related options and currency contracts and related options and may otherwise do so in accordance with applicable law and without registering as a commodity pool operator under the Commodity Exchange Act.

     . Make loans to other persons, except that the Fund may lend its portfolio securities in accordance with applicable law, as amended and interpreted or modified from time to time by any regulatory authority having jurisdiction and the guidelines set forth in the Fund's prospectus and statement of additional information as they may be amended from time to time. The acquisition of investment securities or other investment instruments shall not be deemed to be the making of a loan.

The section titled "Borrowing" is hereby deleted and the following is hereby inserted immediately after the section titled "Investment Policies of the Fund":

     The following limitations are non-fundamental, which means the portfolio may change them without shareholder approval.

     . The Fund may not borrow money, except that (1) the Fund may borrow from banks (as defined in the 1940 Act) or enter into reverse repurchase agreements, in amounts up to 331/3% of its total assets (including the amount borrowed), (2) the Fund may borrow up to an additional 5% of its total assets for temporary purposes, (3) the Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities, and (4) the Fund may purchase securities on margin and engage in short sales to the extent permitted by applicable law.

          Notwithstanding the investment restriction above, the Fund may not borrow amounts in excess of 331/3% of its total assets, taken at market value, and then only from banks as a temporary measure for extraordinary or emergency purposes such as the redemption of Fund shares. The Fund will not purchase securities while borrowings are outstanding except to exercise prior commitments and to exercise subscription rights.

     . The Fund may purchase and sell currencies or securities on a when-issued, delayed delivery or forward-commitment basis.

     . The Fund may purchase and sell foreign currency, purchase options on foreign currency and foreign currency exchange contracts.

     .    The Fund may invest in the securities of foreign issuers.

     . The Fund may purchase shares of other investment companies to the extent permitted by applicable law. The Fund may, notwithstanding any fundamental policy or other limitation, invest all of its investable assets in securities of a single open-end management investment company with substantially the same investment objectives, policies and limitations.

          The 1940 Act currently permits the Fund to invest up to 10% of its total assets in the securities of other investment companies. However, the Fund may not invest more than 5% of its total assets in the securities of any one investment company or acquire more than 3% of the outstanding securities of any one investment company.

     . The Fund may invest in illiquid and restricted securities to the extent permitted by applicable law.

     . The Fund intends to follow the policies of the SEC as they are adopted from time to time with respect to illiquid securities, including (1) treating as illiquid securities that may not be disposed of in the ordinary course of business within 7 days at approximately the value at which the Fund has valued the investment on its books; and (2) limiting its holdings of such securities to 15% of net assets.

     . The Fund may write covered call options and may buy and sell put and call options.

     .    The Fund may enter into repurchase agreements.

     . The Fund may lend portfolio securities to registered broker-dealers or other institutional investors. These loans may not exceed 331/3% of the Fund's total assets taken at market value. In addition, the Fund must receive at least 100% collateral.

     . The Fund may sell securities short and engage in short sales "against the box."

     .    The Fund may enter into swap transactions.

        Under the section titled "Management of the Company," Norton H. Reamer, William H. Park and Martin J. Wolin are hereby deleted from the tables which contains Board members and officers of the Company. The following information is hereby added to the table:

                                                                                                             Aggregate
                                                                                          Aggregate         Compensation
                       Position                                                          Compensation       From the Fund
Name, Address,         with                                                            From the Fund as     Complex as of
Date of Birth          Fund       Principal Occupations During the Past 5 years        of April 30, 2000    April 30, 2000
--------------------------------------------------------------------------------------------------------------------------
James F. Orr III*      Board      President, Chief Executive Officer and Director of               0                  0
One International      Member     UAM since May 2000; Chairman and Chief Executive
 Place                 President  Officer of UNUM Corporation (Insurance) from 1998
Boston, MA  02110                 to 1999; Trustee of Bates College and the Committee
3/5/43                            for Economic Development; Chairman-elect of the Board
                                  of Trustees of the Rockefeller Foundation; Member of
                                  The Business Roundtable, the Harvard Center for
                                  Society, and the Health Advisory Council at the Harvard
                                  School of Public Health; Director of the Nashua
                                  Corporation and the National Alliance of Business.
--------------------------------------------------------------------------------------------------------------------------

     Under the section titled "Investment Advisory and Other Services - Investment Adviser," the following is added:

          United Asset Management Corporation is a wholly-owned subsidiary of Old Mutual, plc., a United Kingdom based financial services group.

                                   UAM FUNDS
                       Funds for the Informed Investor sm

                      TS&W International Octagon Portfolio
               (formerly, Jacobs International Octagon Portfolio)

                           Institutional Class Shares

                       Supplement dated December 28, 2000
                    to the Prospectus dated August 28, 2000

   The second sentence under the section titled "What are the Fund's Objectives?" is hereby deleted and replaced with the following: "The fund may change its investment objective without shareholder approval."

   Under the section titled "Investment Management-Investment Adviser," the following should be added: "United Asset Management Corporation is a wholly-owned subsidiary of Old Mutual plc., a United Kingdom based financial services group."

   On September 13, 2000, the Board of Trustees of UAM Funds Trust approved a Plan of Dissolution and Liquidation of the TS&W International Octagon Portfolio. The Trustees have called a shareholders' meeting for January 10, 2001 to seek shareholder approval of the Plan of Dissolution and Liquidation. If the dissolution and liquidation is approved by shareholders, it is expected that the dissolution and liquidation will occur as soon as practicable after the meeting.

                                   UAM Funds

                     TS&W International Octagon Portfolio
              (Formerly, Jacobs International Octagon Portfolio)

                      Supplement dated December 28, 2000
       to the Statement of Additional Information dated August 28, 2000

     The following disclosure replaces the information in the Statement of Additional Information under the section "Investment Policies of the Fund":

     The following limitations are fundamental, which means the Fund cannot change them without approval by the vote of a majority of the outstanding voting securities of the Fund, as defined by the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund will determine investment limitation percentages (with the exception of a limitation relating to borrowing immediately after and as a result of its acquisition of such security or other asset. Accordingly, the Fund will not consider changes in values, net assets or other circumstances when determining whether the investment complies with its investment limitations. The Fund will not:

     . Make any investment inconsistent with its classification as a diversified series of an open-end investment company under the 1940 Act. This restriction does not, however, apply to any Fund classified as a non-diversified series of an open-end investment company under the 1940 Act.

     . Borrow money, except to the extent permitted by applicable law, as amended and interpreted or modified from time to time by any regulatory authority having jurisdiction and the guidelines set forth in the Fund's prospectus and statement of additional information as they may be amended from time to time.

     . Issue senior securities, except to the extent permitted by applicable law, as amended and interpreted or modified from time to time by any regulatory authority having jurisdiction.

     . Underwrite securities of other issuers, except insofar as the Fund may technically be deemed to be an underwriter under the Securities Act of 1933 in connection with the purchase or sale of its portfolio securities.

     . Concentrate its investments in the securities of one or more issuers conducting their principal business activities in the same industry (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities).

     . Purchase or sell real estate, except (1) to the extent permitted by applicable law, as amended and interpreted or modified from time to time by any regulatory authority having jurisdiction, (2) that the Fund may invest in, securities of issuers that deal or invest in real estate and (3) that the Fund may purchase securities secured by real estate or interests therein.

     . Purchase or sell commodities or contracts on commodities except that the Fund may engage in financial futures contracts and related options and currency contracts and related options and may otherwise do so in accordance with applicable law and without registering as a commodity pool operator under the Commodity Exchange Act.

     . Make loans to other persons, except that the Fund may lend its portfolio securities in accordance with applicable law, as amended and interpreted or modified from time to time by any regulatory authority having jurisdiction and the guidelines set forth in the Fund's prospectus and statement of additional information as they may be amended from time to time. The acquisition of investment securities or other investment instruments shall not be deemed to be the making of a loan.

The section titled "Borrowing" is hereby deleted and the following is hereby inserted immediately after the section titled "Investment Policies of the Fund":

     The following limitations are non-fundamental, which means the portfolio may change them without shareholder approval.

     . The Fund may not borrow money, except that (1) the Fund may borrow from banks (as defined in the 1940 Act) or enter into reverse repurchase agreements, in amounts up to 331/3% of its total assets (including the amount borrowed), (2) the Fund may borrow up to an additional 5% of its total assets for temporary purposes, (3) the Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities, and (4) the Fund may purchase securities on margin and engage in short sales to the extent permitted by applicable law.

          Notwithstanding the investment restriction above, the Fund may not borrow amounts in excess of 331/3% of its total assets, taken at market value, and then only from banks as a temporary measure for extraordinary or emergency purposes such as the redemption of portfolio shares. The Fund will not purchase securities while borrowings are outstanding except to exercise prior commitments and to exercise subscription rights.

     . The Fund may purchase and sell currencies or securities on a when-issued, delayed delivery or forward-commitment basis.

     . The Fund may purchase and sell foreign currency, purchase options on foreign currency and foreign currency exchange contracts.

     .    The Fund may invest in the securities of foreign issuers.

     . The Fund may purchase shares of other investment companies to the extent permitted by applicable law. The Fund may, notwithstanding any fundamental policy or other limitation, invest all of its investable assets in securities of a single open-end management investment company with substantially the same investment objectives, policies and limitations.

          The 1940 Act currently permits the Fund to invest up to 10% of its total assets in the securities of other investment companies. However, the Fund may not invest more than 5% of its total assets in the securities of any one investment company or acquire more than 3% of the outstanding securities of any one investment company.

     . The Fund may invest in illiquid and restricted securities to the extent permitted by applicable law.

          The Fund intends to follow the policies of the SEC as they are adopted from time to time with respect to illiquid securities, including (1) treating as illiquid securities that may not be disposed of in the ordinary course of business within 7 days at approximately the value at which the Fund has valued the investment on its books; and (2) limiting its holdings of such securities to 15% of net assets.

     . The Fund may write covered call options and may buy and sell put and call options.

     .    The Fund may enter into repurchase agreements.

     . The Fund may lend portfolio securities to registered broker-dealers or other institutional investors. These loans may not exceed 331/3% of the Fund's total assets taken at market value. In addition, the Fund must receive at least 100% collateral.

     . The Fund may sell securities short and engage in short sales "against the box."

     .    The Fund may enter into swap transactions.

        Under the section titled "Management of the Company," Norton H. Reamer, William H. Park and Martin J. Wolin are hereby deleted from the tables which contains Board members and officers of the Company. The following information is hereby added to the table:

                                                                                                             Aggregate
                                                                                          Aggregate         Compensation
                       Position                                                          Compensation       From the Fund
Name, Address,         with                                                            From the Fund as     Complex as of
Date of Birth          Fund       Principal Occupations During the Past 5 years        of April 30, 2000    April 30, 2000
--------------------------------------------------------------------------------------------------------------------------
James F. Orr III*      Board      President, Chief Executive Officer and Director of               0                  0
One International      Member     UAM since May 2000; Chairman and Chief Executive
 Place                 President  Officer of UNUM Corporation (Insurance) from 1998
Boston, MA  02110                 to 1999; Trustee of Bates College and the Committee
3/5/43                            for Economic Development; Chairman-elect of the Board
                                  of Trustees of the Rockefeller Foundation; Member of
                                  The Business Roundtable, the Harvard Center for
                                  Society, and the Health Advisory Council at the Harvard
                                  School of Public Health; Director of the Nashua
                                  Corporation and the National Alliance of Business.
--------------------------------------------------------------------------------------------------------------------------

     Under the section titled "Investment Advisory and Other Services - Investment Adviser" the following is added:

          United Asset Management Corporation is a wholly-owned subsidiary of Old Mutual, plc., a United Kingdom based financial services group.

                                   UAM Funds

                         Cambiar Opportunity Portfolio

                          Institutional Class Shares

                      Supplement dated December 28, 2000
       to the Statement of Additional Information dated August 28, 2000

     The following disclosure replaces the information in the Statement of Additional Information under the section "Investment Policies of the Fund":

     The following limitations are fundamental, which means the Fund cannot change them without approval by the vote of a majority of the outstanding voting securities of the Fund, as defined by the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund will determine investment limitation percentages (with the exception of a limitation relating to borrowing) immediately after and as a result of its acquisition of such security or other asset. Accordingly, the Fund will not consider changes in values, net assets or other circumstances when determining whether the investment complies with its investment limitations. The Fund will not:

     . Make any investment inconsistent with its classification as a diversified series of an open-end investment company under the 1940 Act. This restriction does not, however, apply to any Fund classified as a non-diversified series of an open-end investment company under the 1940 Act.

     . Borrow money, except to the extent permitted by applicable law, as amended and interpreted or modified from time to time by any regulatory authority having jurisdiction and the guidelines set forth in the Fund's prospectus and statement of additional information as they may be amended from time to time.

     . Issue senior securities, except to the extent permitted by applicable law, as amended and interpreted or modified from time to time by any regulatory authority having jurisdiction.

     . Underwrite securities of other issuers, except insofar as the Fund may technically be deemed to be an underwriter under the Securities Act of 1933 in connection with the purchase or sale of its portfolio securities.

     . Concentrate its investments in the securities of one or more issuers conducting their principal business activities in the same industry (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities).

     . Purchase or sell real estate, except (1) to the extent permitted by applicable law, as amended and interpreted or modified from time to time by any regulatory authority having jurisdiction, (2) that the Fund may invest in, securities of issuers that deal or invest in real estate and (3) that the Fund may purchase securities secured by real estate or interests therein.

     . Purchase or sell commodities or contracts on commodities except that the Fund may engage in financial futures contracts and related options and currency contracts and related options and may otherwise do so in accordance with applicable law and without registering as a commodity pool operator under the Commodity Exchange Act.

     . Make loans to other persons, except that the Fund may lend its portfolio securities in accordance with applicable law, as amended and interpreted or modified from time to time by any regulatory authority having jurisdiction and the guidelines set forth in the Fund's prospectus and statement of additional information as they may be amended from time to time. The acquisition of investment securities or other investment instruments shall not be deemed to be the making of a loan.

The section titled "Borrowing" is hereby deleted and the following is hereby inserted immediately after the section titled "Investment Policies of the Fund":

     The following limitations are non-fundamental, which means the portfolio may change them without shareholder approval.

     . The Fund may not borrow money, except that (1) the Fund may borrow from banks (as defined in the 1940 Act) or enter into reverse repurchase agreements, in amounts up to 331/3% of its total assets (including the amount borrowed), (2) the Fund may borrow up to an additional 5% of its total assets for temporary purposes, (3) the Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities, and (4) the Fund may purchase securities on margin and engage in short sales to the extent permitted by applicable law.

          Notwithstanding the investment restriction above, the Fund may not borrow amounts in excess of 331/3% of its total assets, taken at market value, and then only from banks as a temporary measure for extraordinary or emergency purposes such as the redemption of Fund shares. The Fund will not purchase securities while borrowings are outstanding except to exercise prior commitments and to exercise subscription rights.

     . The Fund may purchase and sell currencies or securities on a when-issued, delayed delivery or forward-commitment basis.

     . The Fund may purchase and sell foreign currency, purchase options on foreign currency and foreign currency exchange contracts.

     .    The Fund may invest in the securities of foreign issuers.

     . The Fund may purchase shares of other investment companies to the extent permitted by applicable law. The Fund may, notwithstanding any fundamental policy or other limitation, invest all of its investable assets in securities of a single open-end management investment company with substantially the same investment objectives, policies and limitations.

          The 1940 Act currently permits the Fund to invest up to 10% of its total assets in the securities of other investment companies. However, the Fund may not invest more than 5% of its total assets in the securities of any one investment company or acquire more than 3% of the outstanding securities of any one investment company.

     . The Fund may invest in illiquid and restricted securities to the extent permitted by applicable law.

          The Fund intends to follow the policies of the SEC as they are adopted from time to time with respect to illiquid securities, including (1) treating as illiquid securities that may not be disposed of in the ordinary course of business within 7 days at approximately the value at which the Fund has valued the investment on its books; and (2) limiting its holdings of such securities to 15% of net assets.

     . The Fund may write covered call options and may buy and sell put and call options.

     .    The Fund may enter into repurchase agreements.

     . The Fund may lend portfolio securities to registered broker-dealers or other institutional investors. These loans may not exceed 331/3% of the Fund's total assets taken at market value. In addition, the Fund must receive at least 100% collateral.

     . The Fund may sell securities short and engage in short sales "against the box."

     .    The Fund may enter into swap transactions.

        Under the section titled "Management of the Company," Norton H. Reamer, William H. Park and Martin J. Wolin are hereby deleted from the tables which contains Board members and officers of the Company. The following information is hereby added to the table:

                                                                                                             Aggregate
                                                                                          Aggregate         Compensation
                       Position                                                          Compensation       From the Fund
Name, Address,         with                                                            From the Fund as     Complex as of
Date of Birth          Fund       Principal Occupations During the Past 5 years        of April 30, 2000    April 30, 2000
--------------------------------------------------------------------------------------------------------------------------
James F. Orr III*      Board      President, Chief Executive Officer and Director of               0                  0
One International      Member     UAM since May 2000; Chariman and Chief Executive
 Place                 President  Officer of UNUM Corporation (Insurance) from 1998
Boston, MA  02110                 to 1999; Trustee of Bates College and the Committee
3/5/43                            for Economic Development; Chairman-elect of the Board
                                  of Trustees of the Rockefeller Foundation; Member of
                                  The Business Roundtable, the Harvard Center for
                                  Society, and the Health Advisory Council at the Harvard
                                  School of Public Health; Director of the Nashua
                                  Corporation and the National Alliance of Business.
--------------------------------------------------------------------------------------------------------------------------

     Under the section titled "Investment Advisory and Other Services - Investment Adviser," the following is added:

          United Asset Management Corporation is a wholly-owned subsidiary of Old Mutual, plc., a United Kingdom based financial services group.

                                   UAM Funds

                      Chicago Asset Management Portfolios

                          Intermediate Bond Portfolio
                          Value/Contrarian Portfolio

                                 (the "Funds")

                      Supplement dated December 28, 2000
       to the Statement of Additional Information dated August 28, 2000

     Under the section titled "Management of the Company," Norton H. Reamer, William H. Park and Martin J. Wolin are hereby deleted from the tables which contains Board members and officers of the Company. The following information is hereby added to the table:


                                                                                                             Aggregate
                                                                                          Aggregate         Compensation
                       Position                                                          Compensation       From the Fund
Name, Address,         with                                                            From the Fund as     Complex as of
Date of Birth          Fund       Principal Occupations During the Past 5 years        of April 30, 2000    April 30, 2000
--------------------------------------------------------------------------------------------------------------------------
James F. Orr III*      Board      President, Chief Executive Officer and Director of           0                   0
One International      Member     UAM since May 2000; Chairman and Chief Executive
Place Boston, MA       President  Officer of UNUM Corporation (Insurance) from 1998
02110 3/5/43                      to 1999; Trustee of Bates College and the Committee
                                  for Economic Development; Chairman-elect of the Board
                                  of Trustees of the Rockefeller Foundation; Member of
                                  The Business Roundtable, the Harvard Center for
                                  Society, and the Health Advisory Council at the Harvard
                                  School of Public Health; Director of the Nashua
                                  Corporation and the National Alliance of Business.
--------------------------------------------------------------------------------------------------------------------------

     Under the section titled "Investment Advisory and Other Services - Investment Adviser," the following should be added:

          United Asset Management Corporation is a wholly-owned subsidiary of Old Mutual plc., a United Kingdom based financial services group.

                                   UAM Funds

                             PIC Twenty Portfolio

                          Institutional Class Shares

                      Supplement dated December 28, 2000
       to the Statement of Additional Information dated August 28, 2000

     The following disclosure replaces the information in the Statement of Additional Information under the section titled "Investment Policies of the Fund":

     The following limitations are fundamental, which means the Fund cannot change them without approval by the vote of a majority of the outstanding voting securities of the Fund, as defined by the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund will determine investment limitation percentages (with the exception of a limitation relating to borrowing) immediately after and as a result of its acquisition of such security or other asset. Accordingly, the Fund will not consider changes in values, net assets or other circumstances when determining whether the investment complies with its investment limitations. The Fund will not:

     . Borrow money, except to the extent permitted by applicable law, as amended and interpreted or modified from time to time by any regulatory authority having jurisdiction and the guidelines set forth in the Fund's prospectus and statement of additional information as they may be amended from time to time.

     . Issue senior securities, except to the extent permitted by applicable law, as amended and interpreted or modified from time to time by any regulatory authority having jurisdiction.

     . Underwrite securities of other issuers, except insofar as the Fund may technically be deemed to be an underwriter under the Securities Act of 1933 in connection with the purchase or sale of its portfolio securities.

     . Concentrate its investments in the securities of one or more issuers conducting their principal business activities in the same industry (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities).

     . Purchase or sell real estate, except (1) to the extent permitted by applicable law, as amended and interpreted or modified from time to time by an regulatory authority having jurisdiction, (2) that the Fund may invest in, securities of issuers that deal or invest in real estate and (3) that the Fund may purchase securities secured by real estate or interests therein.

     .    Invest in physical commodities or contracts on physical commodities.

     . Make loans to other persons, except that the Fund may lend its portfolio securities in accordance with applicable law, as amended and interpreted or modified from time to time by any regulatory authority having jurisdiction and the guidelines set forth in the Fund's prospectus and statement of additional information as they may be amended from time to time. The acquisition of investment securities or other investment instruments shall not be deemed to be the making of a loan.

The sections titled "Borrowing" and "Non-Fundamental Policies" are hereby deleted and replaced by the following:

     The following limitations are non-fundamental, which means the portfolio may change them without shareholder approval.

     . The portfolio may not borrow money, except that (1) the portfolio may borrow from banks (as defined in the 1940 Act) or enter into reverse repurchase agreements, in amounts up to 331/3% of its total assets (including the amount borrowed), (2) the portfolio may borrow up to an additional 5% of its total assets for temporary purposes, (3) the portfolio may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities, and (4) the portfolio may purchase securities on margin and engage in short sales to the extent permitted by applicable law.

          Notwithstanding the investment restriction above, the portfolio may not borrow amounts in excess of 331/3% of its total assets, taken at market value, and then only from banks as a temporary measure for extraordinary or emergency purposes such as the redemption of portfolio shares. The portfolio will not purchase securities while borrowings are outstanding except to exercise prior commitments and to exercise subscription rights.

     . The portfolio may purchase and sell currencies or securities on a when-issued, delayed delivery or forward-commitment basis.

     . The portfolio may purchase and sell foreign currency, purchase options on foreign currency and foreign currency exchange contracts.

     .    The portfolio may invest in the securities of foreign issuers.

     . The portfolio may purchase shares of other investment companies to the extent permitted by applicable law. The portfolio may, notwithstanding any fundamental policy or other limitation, invest all of its investable assets in securities of a single open-end management investment company with substantially the same investment objectives, policies and limitations.

          The 1940 Act currently permits the portfolio to invest up to 10% of its total assets in the securities of other investment companies. However, the portfolio may not invest more than 5% of its total assets in the securities of any one investment company or acquire more than 3% of the outstanding securities of any one investment company.

     . The portfolio may invest in illiquid and restricted securities to the extent permitted by applicable law.

          The portfolio intends to follow the policies of the SEC as they are adopted from time to time with respect to illiquid securities, including (1) treating as illiquid securities that may not be disposed of in the ordinary course of business within 7 days at approximately the value at which the portfolio has valued the investment on its books; and (2) limiting its holdings of such securities to 15% of net assets.

     . The portfolio may write covered call options and may buy and sell put and call options.

     .    The portfolio may enter into repurchase agreements.

     . The portfolio may lend portfolio securities to registered broker-dealers or other institutional investors. These loans may not exceed 331/3% of the portfolio's total assets taken at market value. In addition, the portfolio must receive at least 100% collateral.

     . The portfolio may sell securities short and engage in short sales "against the box."

     .    The portfolio may enter into swap transactions.

        Under the section titled "Management of the Company," Norton H. Reamer, William H. Park and Martin J. Wolin are hereby deleted from the tables which contains Board members and officers of the Company. The following information is hereby added to the table:

                                                                                       Aggregate        Aggregate
                                                                                     Compensation      Compensation
                                                                                     From the Fund    From the Fund
Name, Address, Date   Position                                                        as of April     Complex as of
of Birth              with Fund  Principal Occupations During the Past 5 years         30, 2000       April 30, 2000
----------------------------------------------------------------------------------------------------------------------

James F. Orr III*     Board      President, Chief Executive Officer and Director of          0                 0
One International     Member     UAM since May 2000; Chairman and Chief Executive
 Place                President  Officer of UNUH Corporation (Insurance) from 1998
Boston, MA  02110                to 1999; Trustee of Bates College and the Committee
3/5/43                           for Economic Development; Chairman-elect of the
                                 Board of Trustees of the Rockefeller Foundation;
                                 Member of The Business Roundtable, the Harvard
                                 Center for Society, and the Health Advisory
                                 Council at the Harvard School of Public Health;
                                 Director of the Nashua Corporation and the
                                 National Alliance of Business.
----------------------------------------------------------------------------------------------------------------------

     Under the section titled "Investment Advisory and Other Services - Investment Adviser," the following is added:

          United Asset Management Corporation is a wholly-owned subsidiary of Old Mutual, plc., a United Kingdom based financial services group.

                                       4